CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Common Stock [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Loss [Member]	Total
Balance at beginning of period at Dec. 31, 2014	$ 352,462	$ (96,455)	$ (5,636)	$ 250,371
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	0	20,017	0	20,017
Cash dividends declared	0	(5,896)	0	(5,896)
Repurchase of common stock	(13,498)	0	0	(13,498)
Issuance of common stock	112	0	0	112
Share based compensation	1,477	0	0	1,477
Share based compensation withholding obligation	(1,091)	0	0	(1,091)
Other comprehensive income (loss)	0	0	(400)	(400)
Balances at end of the period at Dec. 31, 2015	339,462	(82,334)	(6,036)	251,092
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect of change in accounting	62	1,185	0	1,247
Balance at beginning of period, as adjusted at Dec. 31, 2015	339,524	(81,149)	(6,036)	252,339
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	0	22,766	0	22,766
Cash dividends declared	0	(7,274)	0	(7,274)
Repurchase of common stock	(16,854)	0	0	(16,854)
Issuance of common stock	82	0	0	82
Share based compensation	1,620	0	0	1,620
Share based compensation withholding obligation	(627)	0	0	(627)
Other comprehensive income (loss)	0	0	(3,072)	(3,072)
Balances at end of the period at Dec. 31, 2016	323,745	(65,657)	(9,108)	248,980
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect of change in accounting	0	52	300	352
Balance at beginning of period, as adjusted at Dec. 31, 2016	323,745	(65,605)	(8,808)	249,332
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	0	20,475	0	20,475
Cash dividends declared	0	(8,960)	0	(8,960)
Issuance of common stock	72	0	0	72
Share based compensation	1,748	0	0	1,748
Share based compensation withholding obligation	(579)	0	0	(579)
Reclassification of certain deferred tax effects	0	36	(36)	0
Other comprehensive income (loss)	0	0	2,845	2,845
Balances at end of the period at Dec. 31, 2017	$ 324,986	$ (54,054)	$ (5,999)	$ 264,933